Investment Objectives and Goals	Jan. 31, 2025
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Total Return Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Diversified Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.
MM S&P 500 Index Fund | MM S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	MM S&P 500 Index Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Equity Opportunities Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks growth of capital over the long-term.
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Blue Chip Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks growth of capital over the long term.
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Small Company Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Mid Cap Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks growth of capital over the long-term.
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Small Cap Growth Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks long-term capital appreciation.
MassMutual Overseas Fund | MassMutual Overseas Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Overseas Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks growth of capital over the long-term by investing in foreign equity securities.
MassMutual Select T. Rowe Price International Equity Fund | MassMutual Select T. Rowe Price International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price International Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks.
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual 20/80 Allocation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual 40/60 Allocation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual 60/40 Allocation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual 80/20 Allocation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement Balanced Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement 2005 Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement 2010 Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement 2015 Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement 2020 Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement 2025 Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement 2030 Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement 2035 Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement 2040 Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement 2045 Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement 2050 Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement 2055 Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement 2060 Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Retirement 2065 Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
MassMutual Select T. Rowe Price Bond Asset Fund | MassMutual Select T. Rowe Price Bond Asset Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Bond Asset Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks a regular level of income consistent with the preservation of capital over time.
MassMutual Select T. Rowe Price Large Cap Blend Fund | MassMutual Select T. Rowe Price Large Cap Blend Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Large Cap Blend Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation through investments in common stock.
MassMutual Select T. Rowe Price Real Assets Fund | MassMutual Select T. Rowe Price Real Assets Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Real Assets Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing primarily in common stocks of small and mid cap companies.